Note 7 - Leases	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Lessee, Operating and Financing Leases [Text Block]

Note 7. Leases

Operating Leases

Avalon leases golf carts and associated GPS equipment, machinery and equipment for the landfill operations, furniture and fixtures for The Grand Resort and office copiers under operating leases. Our operating leases have remaining lease terms ranging from less than 1 year to 5.0 years. The weighted average remaining lease term on operating leases was approximately 4.0 years and 3.4 years at December 31, 2024 and 2023, respectively.

During 2024, the Company entered into new operating lease agreements for golf carts and equipment. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.7 million. During 2023, the Company entered into new operating lease agreements for a golf carts, GPS equipment and office printers. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.3 million.

Leased property and associated obligations under operating leases at December 31, 2024 and 2023 consists of the following (in thousands):

	2024	2023
Operating lease right-of-use assets	$1,383	$1,270

Current portion of obligations under operating leases	$365	$432
Long-term portion of obligations under operating leases	1,018	838
Total obligations under operating leases	$1,383	$1,270

The weighted average discount rate on operating leases was 6.6% at December 31, 2024 and 5.9% at December 31, 2023.

Finance Leases

In November 2003, Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten (10) years with four (4) consecutive ten (10) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay $15,000 in annual rent and make leasehold improvements of $150,000 per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of $150,000 will be carried forward and applied to future leasehold improvement obligations. Based upon the amount of leasehold improvements already made, Avalon expects to exercise all its remaining renewal options. At December 31, 2024 there were approximately 28.8 years remaining on the golf course and related facilities finance lease.

In addition, the Company also entered into lease agreements for vehicles, golf course maintenance and restaurant equipment which were determined to be finance leases. At December 31, 2024, the vehicles, golf course maintenance and restaurant equipment have remaining lease terms ranging from less than one year to 5.0 years. The weighted average remaining lease term on the vehicles and equipment leases was approximately 3.8 years and 3.4 years at December 31, 2024 and 2023, respectively.

Leased property and associated obligations under finance leases at December 31, 2024 and 2023 consist of the following (in thousands):

	2024	2023
Leased property under finance leases	$13,554	$13,131
Less accumulated amortization	(7,907)	(7,420)
Leased property under finace leases, net	$5,647	$5,711

Current portion of obligations under finance leases	$201	$198
Long-term portion of obligations under finance leases	707	598
Total obligations under finance leases	$908	$796

The weighted average discount rate on finance leases was 7.8% at December 31, 2024 and 6.3% at December 31, 2023.

For the years ended December 31, 2024 and 2023, components of lease expense were as follows (in thousands):

	2024	2023
Operating lease cost:
Rental expense	$627	$736

Finance lease cost:
Depreciation expense	$535	$498
Interest expense	43	33
Total finance lease cost	$578	$531

For the twelve months ending December 31, future commitments under long-term, operating and finance leases are as follows (in thousands):

	Finance	Operating	Total
2025	$264	$451	$715
2026	239	427	666
2027	189	330	519
2028	152	224	376
2029	64	164	228
Thereafter	346	-	346
Total lease payments	1,254	1,596	2,850
Less imputed interest	346	213	559
Total	908	1,383	2,291
Less current portion of obligations under leases	201	365	566
Long-term portion of obligations under leases	$707	$1,018	$1,725